Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 115,698	$ 302,524
Short-term investments	0	3,501
Amounts receivable	14,691	12,894
Inventories	18,596	10,025
Other assets	3,941	6,244
Total current assets	152,926	335,188
Non-current assets
Investments in associates	125,354	119,219
Other investments	169,010	157,514
Royalty, stream and other interests	1,154,801	1,116,128
Mining interests and plant and equipment	635,655	489,512
Exploration and evaluation	3,635	42,519
Goodwill	111,204	111,204
Other assets	18,037	25,820
Total assets	2,370,622	2,397,104
Current liabilities
Accounts payable and accrued liabilities	30,049	46,889
Dividends payable	9,157	8,358
Provisions and other liabilities	12,179	4,431
Current portion of long-term debt	294,891	49,867
Total current liabilities	346,276	109,545
Non-current liabilities
Provisions and other liabilities	60,334	41,536
Long-term debt	115,544	350,562
Deferred income taxes	68,407	54,429
Total liabilities	590,561	556,072
Equity
Share capital	1,783,689	1,776,629
Warrants	18,072	18,072
Contributed surplus	42,525	41,570
Equity component of convertible debentures	14,510	17,601
Accumulated other comprehensive income	58,851	48,951
Deficit	(283,042)	(174,458)
Equity attributable to Osisko Gold Royalties Ltd's shareholders	1,634,605	1,728,365
Non-controlling interests	145,456	112,667
Total equity	1,780,061	1,841,032
Total Liabilities and Equity	$ 2,370,622	$ 2,397,104